Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related-Party Transactions [Abstract]
Related-Party Transactions

Note 2 — Related Party Transactions

Related-party transactions of the Company include the allocation of certain general and administrative costs from Murphy Oil to the Company and payment of interest expense to Murphy Oil for intercompany payables balances for the periods prior to separation from Murphy Oil.

General and administrative costs were charged by Murphy Oil to the Company based on management’s determination of such costs attributable to the operations of the Company. However, such related-party transactions cannot be presumed to be carried out on an arm’s length basis as the requisite conditions of competitive, free-market dealings may not exist.

Prior to the separation Murphy Oil provided cash management services to the Company. As a result, the Company generally remitted funds received to Murphy Oil, and Murphy Oil paid all operating and capital expenditures on behalf of the Company. Such cash transactions were reflected in the change in the Net Investment by Parent.

The Consolidated and Combined Statements of Income include expense allocations for certain functions provided to the Company by Murphy Oil prior to the separation. If possible, these allocations were made on a specific identification basis. Otherwise, the expenses related to services provided to the Company by Murphy Oil were allocated to Murphy USA based on relative percentages, as compared to Murphy Oil’s other businesses, of headcount or other appropriate methods depending on the nature of each item of cost to be allocated.

Charges for functions historically provided to the Company by Murphy Oil were primarily attributable to Murphy Oil’s performance of many shared services that the Company benefitted from, such as treasury, tax, accounting, risk management, legal, internal audit, procurement, human resources, investor relations and information technology. Murphy USA also participated in certain Murphy Oil insurance, benefit and incentive plans. The Consolidated and Combined Statements of Income reflect charges from Murphy Oil and its other subsidiaries for these services of $0 and $20,649,000 for the three months ended March 31, 2014 and 2013.  Included in the charges above for the period ended March 31, 2013 are amounts recognized for stock-based compensation expense (Note 8), as well as net periodic benefit expense associated with the Parent’s retirement plans (Note 9).

Included in Interest income in the Consolidated and Combined Statements of Income for the three months ended March 31, 2014 and 2013 was interest income from affiliates of $0 and $274,000, respectively.  These amounts were paid on balances that were previously intercompany prior to the separation from Murphy Oil and were settled in full at the separation date.

Transition Services Agreement

In conjunction with the separation, we entered into a Transition Services Agreement with Murphy Oil on August 30, 2013.  This Transition Services Agreement sets forth the terms on which Murphy Oil provides to us, and we provide to Murphy Oil, on a temporary basis, certain services or functions that the companies have historically shared.  Transition services include administrative, payroll, human resources, information technology and network transition services, tax, treasury and other support and corporate services.  The Transition Services Agreement provides for the provision of specified transition services generally for a period of up to eighteen months, with a possible extension of six months, on a cost basis.  We record the fee Murphy Oil charges us for these services as a component of general and administrative expenses.

We believe that the operating expenses and general and administrative expenses allocated to us prior to the separation and included in the accompanying consolidated and combined statements of income were a reasonable approximation of the costs related to Murphy USA’s operations.  However, such related-party transactions cannot be presumed to be carried out on an arm’s-length basis as the terms were negotiated while Murphy USA was still a subsidiary of Murphy Oil.  At March 31, 2014 Murphy USA had a current  receivable from Murphy Oil of $164,000 and a payable to Murphy Oil of $989,000 related to the Transition Services Agreement.

Note 3 — Related-Party Transactions

Related-party transactions of the Company include the allocation of certain general and administrative costs from Murphy Oil to the Company and payment of interest expense to or receipt of interest income from Murphy Oil for intercompany payables balances.

General and administrative costs were charged by Murphy Oil to the Company based on management’s determination of such costs attributable to the operations of the Company. However, such related-party transactions cannot be presumed to be carried out on an arm’s length basis as the requisite conditions of competitive, free-market dealings may not exist.

Prior to the separation Murphy Oil provided cash management services to the Company. As a result, the Company generally remitted funds received to Murphy Oil, and Murphy Oil paid all operating and capital expenditures on behalf of the Company. Such cash transactions were reflected in the change in the Net Investment by Parent.

The Consolidated and Combined Income Statements include expense allocations for certain functions provided to the Company by Murphy Oil prior to the separation. If possible, these allocations were made on a specific identification basis. Otherwise, the expenses related to services provided to the Company by Murphy Oil were allocated to Murphy USA based on relative percentages of headcount or other appropriate methods depending on the nature of each type of cost to be allocated.

Charges for functions historically provided to the Company by Murphy Oil were primarily attributable to Murphy Oil’s performance of many shared services that the Company benefitted from, such as treasury, tax, accounting, risk management, legal, internal audit, procurement, human resources, investor relations and information technology. Murphy USA also participated in certain Murphy Oil insurance, benefit and incentive plans. The Consolidated and Combined Income Statements reflect charges from Murphy Oil and its other subsidiaries for these services of $53,161,000,  $70,056,000 and $58,121,000 for the three years ended December 31, 2013,  2012 and 2011, respectively. Included in the charges above are amounts recognized for stock-based compensation expense (Note 11), as well as net periodic benefit expense associated with Murphy Oil’s retirement plans (Note 12).

Included in Interest income in the Consolidated and Combined Income Statements for the three years ended December 31, 2013, 2012 and 2011 was interest income from affiliates of $1,080,000,  $156,000 and $0, respectively. These amounts were paid on balances that were previously intercompany prior to the separation from Murphy Oil and were settled in full at the separation date.

Transition Services Agreement

In conjunction with the separation, we entered into a Transition Services Agreement with Murphy Oil on August 30, 2013.  This Transition Services Agreement sets forth the terms on which Murphy Oil provides to us, and we provide to Murphy Oil, on a temporary basis, certain services or functions that the companies have historically shared.  Transition services include administrative, payroll, human resources, information technology and network transition services, tax, treasury and other support and corporate services.  The Transition Services Agreement provides for the provision of specified transition services generally for a period of up to eighteen months, with a possible extension of six months, on a cost basis.  We record the fee Murphy Oil charges us for these services as a component of general and administrative expenses.

We believe that the operating expenses and general and administrative expenses allocated to us and included in the accompanying consolidated and combined income statements were a reasonable approximation of the costs related to Murphy USA’s operations.  However, such related-party transactions cannot be presumed to be carried out on an arm’s-length basis as the terms were negotiated while Murphy USA was still a subsidiary of Murphy Oil.  At December 31, 2013 Murphy USA had a current receivable from Murphy Oil of $3,361,000 and a payable to Murphy Oil of $1,048,000 related to the Transition Services Agreement.